CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net income	¥ 2,434,211	¥ 2,307,904	¥ 1,991,648
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(395,352)	404,352	301,889
Unrealized gains (losses) on securities	(312,192)	577,703	499,560
Pension liability adjustments	(209,181)	4,316	99,404
Other comprehensive income (loss), net of tax	(916,725)	986,371	900,853
Total comprehensive income	1,517,486	3,294,275	2,892,501
Less - Comprehensive income attributable to noncontrolling interests	(71,569)	(171,553)	(185,098)
Comprehensive income attributable to Toyota Motor Corporation	¥ 1,445,917	¥ 3,122,722	¥ 2,707,403